CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
NOTE F - CASH EQUIVALENTS

Cash equivalents of $10,128,188 and $7,488,933 as of March 31, 2013 and 2012, respectively, include money market accounts with interest rates ranging from 0.10% to 0.45% per annum.